Annual Fund Operating Expenses - Growth and Income Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.81%
Class C
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.56%
Class R
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.06%
Class Y
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.56%
Class R5
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.48%
Class R6
Operating Expenses:
Management Fees	0.36%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.39%